Earnings Per Share	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Earnings Per Share

33. Earnings Per Share

The number of basic shares outstanding and diluted common shares, calculated on a weighted average basis, is as follows:

	December 31	December 31
	2017	2016
	#	#

Basic shares outstanding	113,991,507	107,006,168
Share options (dilutive effect of 4,426,237 options; 2016 – 3,655,020 options)	361,413	319,623

Diluted shares	114,352,920	107,325,791

At December 31, 2017, and 2016, no options were antidilutive.